UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA HIGH-YIELD OPPORTUNITIES FUND - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2008

[LOGO OF USAA]
    USAA(R)

                       USAA HIGH-YIELD OPPORTUNITIES Fund


                     3RD QUARTER Portfolio of Investments


                                 APRIL 30, 2008

                                                                      (Form N-Q)

48486-0608                                  (C)2008, USAA.  All rights reserved.

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USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                                COUPON                            VALUE
       (000)   SECURITY                                       RATE         MATURITY           (000)
 --------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (69.8%)

               CONSUMER DISCRETIONARY (19.0%)
               ------------------------------
               APPAREL & ACCESSORIES & LUXURY GOODS (1.9%)
$      2,250   Hanesbrands, Inc.                             8.20% (a)    12/15/2014        $ 2,132
       1,000   Jostens IH Corp.                              7.63         10/01/2012          1,000
       3,750   Kellwood Co.                                  7.88          7/15/2009          3,553
       3,000   Kellwood Co.                                  7.63         10/15/2017          1,965
       3,000   Levi Strauss & Co.                            9.75          1/15/2015          3,150
         600   Oxford Industries, Inc.                       8.88          6/01/2011            575
       1,000   Quiksilver, Inc.                              6.88          4/15/2015            832
                                                                                       ------------
                                                                                             13,207
                                                                                       ------------
               AUTO PARTS & EQUIPMENT (1.2%)
       2,000   Arvinmeritor, Inc.                            8.13          9/15/2015          1,800
       1,000   Metaldyne Co., LLC (b)                        8.25 (a)      1/11/2014            772
       2,000   Metaldyne Corp. (c)                          11.00          6/15/2012            732
       2,000   Metaldyne Corp. (c)                          10.00         11/01/2013          1,295
       1,029   Tenneco Automotive, Inc.                     10.25          7/15/2013          1,096
         200   Tenneco Automotive, Inc.                      8.63         11/15/2014            205
         500   Tenneco Automotive, Inc. (d)                  8.13         11/15/2015            515
       2,000   Titan International, Inc.                     8.00          1/15/2012          2,010
                                                                                       ------------
                                                                                              8,425
                                                                                       ------------
               AUTOMOBILE MANUFACTURERS (0.3%)
       1,990   Daimler Finance N.A. LLC (b)                  6.80 (a)      8/03/2012          1,820
                                                                                       ------------
               BROADCASTING & CABLE TV (5.7%)
       3,000   Canwest Mediaworks LP (d)                     9.25          8/01/2015          2,760
       3,000   CCH I Holdings, LLC                          13.50          1/15/2014          2,115
       7,500   CCH I, LLC (c)                               11.00         10/01/2015          5,803
       1,000   CCO Holdings, LLC                             8.75         11/15/2013            925
       3,646   Charter Communications Holdings II           10.25          9/15/2010          3,528
       2,000   Charter Communications Operating, LLC (d)     8.00          4/30/2012          1,940
       3,000   Clear Channel Communications, Inc.            4.25          5/15/2009          2,866
       3,000   CSC Holdings, Inc.                            7.63          4/01/2011          3,045
       3,000   LBI Media, Inc. (d)                           8.50          8/01/2017          2,490
       4,000   Liberty Media Corp.                           7.88          7/15/2009          4,057
       5,000   Mediacom Broadband, LLC                       8.50         10/15/2015          4,619
       1,000   Mediacom, LLC                                 7.88          2/15/2011            952
       1,000   Telesat Canada, Inc. (b),(e)                  8.20          9/01/2014            944
       4,000   Univision Communications, Inc. (b)            7.61          9/29/2014          3,383
                                                                                       ------------
                                                                                             39,427
                                                                                       ------------
               CASINOS & GAMING (4.3%)
       2,000   Harrah's Operating Co., Inc.                  5.50          7/01/2010          1,788
       3,000   Harrah's Operating Co., Inc. (d)             10.75          2/01/2016          2,595
       4,200   Inn of the Mountain Gods                     12.00         11/15/2010          3,664
       4,000   Jacobs Entertainment, Inc.                    9.75          6/15/2014          3,180
       3,030   MGM Mirage                                    6.75          9/01/2012          2,833
       3,000   MGM Mirage                                    6.75          4/01/2013          2,752
       1,000   MGM Mirage                                    6.63          7/15/2015            884

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USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                                COUPON                            VALUE
       (000)   SECURITY                                       RATE         MATURITY           (000)
 --------------------------------------------------------------------------------------------------
$      3,734   Pokagon Gaming Auth. (d)                     10.38%         6/15/2014        $ 3,995
       2,750   Shingle Springs Tribal Gaming Auth. (d)       9.38          6/15/2015          2,448
       3,000   Snoqualmie Entertainment Auth. (d)            9.15 (a)      2/01/2014          2,393
       1,000   Snoqualmie Entertainment Auth. (d)            9.13          2/01/2015            825
       2,000   Turning Stone Resort Casino (d)               9.13          9/15/2014          1,975
                                                                                       ------------
                                                                                             29,332
                                                                                       ------------
               CATALOG RETAIL (0.2%)
       1,500   Harry & David Operations Corp.                9.00          3/01/2013          1,365
                                                                                       ------------
               DISTRIBUTORS (0.6%)
       3,000   KAR Holdings, Inc.                            8.75          5/01/2014          2,903
         993   KAR Holdings, Inc. (Adesa, Inc.) (b)          4.95         10/18/2013            943
                                                                                       ------------
                                                                                              3,846
                                                                                       ------------
               HOME FURNISHINGS (0.3%)
         500   Interface, Inc.                              10.38          2/01/2010            525
       2,000   Simmons Co.                                   7.88          1/15/2014          1,770
                                                                                       ------------
                                                                                              2,295
                                                                                       ------------
               HOUSEHOLD APPLIANCES (0.3%)
       2,000   Stanley Works Capital Trust I                 5.90         12/01/2045          1,625
                                                                                       ------------
               HOUSEWARES & SPECIALTIES (0.1%)
         500   Jarden Corp.                                  7.50          5/01/2017            463
                                                                                       ------------
               LEISURE FACILITIES (0.9%)
       2,500   Six Flags, Inc. (c)                           8.88          2/01/2010          2,088
       4,475   Town Sports International Holdings, Inc.,
                    11.00%, 2/01/2009                       10.23 (f)      2/01/2014          4,061
                                                                                       ------------
                                                                                              6,149
                                                                                       ------------
               LEISURE PRODUCTS (0.1%)
       1,000   Riddell Bell Holdings, Inc.                   8.38         10/01/2012            845
                                                                                       ------------
               MOVIES & ENTERTAINMENT (0.4%)
       3,000   Cinemark, Inc., 9.75%, 3/15/2009              8.90 (f)      3/15/2014          2,857
                                                                                       ------------
               PUBLISHING (2.1%)
       3,145   American Media Operations, Inc. (c)          10.25          5/01/2009          2,398
       4,000   Idearc, Inc.                                  8.00         11/15/2016          2,630
       2,000   Network Communications, Inc.                 10.75         12/01/2013          1,503
       2,000   Quebecor Media, Inc.                          7.75          3/15/2016          1,940
       5,000   R.H. Donnelley Corp.                          6.88          1/15/2013          3,275
       4,000   Readers Digest Association, Inc. (d)          9.00          2/15/2017          2,870
                                                                                       ------------
                                                                                             14,616
                                                                                       ------------
               RESTAURANTS (0.3%)
       2,000   Landry's Restaurants, Inc.                    9.50         12/15/2014          1,955
                                                                                       ------------
               SPECIALIZED CONSUMER SERVICES (0.3%)
       2,100   Service Corp. International                   7.63         10/01/2018          2,215
                                                                                       ------------
               Total Consumer Discretionary                                                 130,442
                                                                                       ------------

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USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                                COUPON                            VALUE
       (000)   SECURITY                                       RATE         MATURITY           (000)
 --------------------------------------------------------------------------------------------------
               CONSUMER STAPLES (4.9%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.4%)
$      3,000   Southern States Cooperative, Inc. (d)        11.00%        11/01/2010        $ 3,135
                                                                                       ------------
               DISTILLERS & VINTNERS (0.6%)
       2,000   Constellation Brands, Inc.                    7.25          9/01/2016          2,029
       2,000   Constellation Brands, Inc.                    7.25          5/15/2017          2,027
                                                                                       ------------
                                                                                              4,056
                                                                                       ------------
               DRUG RETAIL (1.0%)
       5,000   Rite Aid Corp.                                8.13          5/01/2010          5,037
       1,000   Rite Aid Corp.                                8.63          3/01/2015            814
       1,000   Rite Aid Corp.                                9.38         12/15/2015            823
                                                                                       ------------
                                                                                              6,674
                                                                                       ------------
               HOUSEHOLD PRODUCTS (0.7%)
       4,815   JohnsonDiversey Holdings Inc.                10.67          5/15/2013          4,827
                                                                                       ------------
               PACKAGED FOODS & MEAT (1.9%)
       1,500   Del Monte Corp.                               8.63         12/15/2012          1,558
         500   Del Monte Corp.                               6.75          2/15/2015            484
       3,000   Michael Foods, Inc.                           8.00         11/15/2013          2,932
       8,000   Pilgrim's Pride Corp. (c)                     8.38          5/01/2017          7,200
       1,175   Reddy Ice Holdings, Inc., 10.50%,
                    11/01/2008                               9.19 (f)     11/01/2012            961
                                                                                       ------------
                                                                                             13,135
                                                                                       ------------
               PERSONAL PRODUCTS (0.3%)
       1,100   Chattem, Inc.                                 7.00          3/01/2014          1,100
         750   Elizabeth Arden, Inc.                         7.75          1/15/2014            743
                                                                                       ------------
                                                                                              1,843
                                                                                       ------------
               Total Consumer Staples                                                        33,670
                                                                                       ------------

               ENERGY (6.1%)
               -------------
               COAL & CONSUMABLE FUELS (0.5%)
         500   Peabody Energy Corp.                          6.88          3/15/2013            513
         500   Peabody Energy Corp.                          5.88          4/15/2016            486
         500   Peabody Energy Corp.                          7.38         11/01/2016            525
       2,000   Peabody Energy Corp.                          7.88         11/01/2026          2,075
                                                                                       ------------
                                                                                              3,599
                                                                                       ------------
               OIL & GAS EQUIPMENT & SERVICES (0.8%)
       2,000   Basic Energy Services, Inc.                   7.13          4/15/2016          1,970
       3,700   Seitel, Inc.                                  9.75          2/15/2014          3,321
                                                                                       ------------
                                                                                              5,291
                                                                                       ------------
               OIL & GAS EXPLORATION & PRODUCTION (2.0%)
       2,000   Berry Petroleum Co.                           8.25         11/01/2016          2,095
         500   Calfrac Holdings, LP (d)                      7.75          2/15/2015            486
       3,000   Chaparral Energy, Inc.                        8.50         12/01/2015          2,752
       2,000   Cimarex Energy Co.                            7.13          5/01/2017          2,040
       2,000   Energy Partners Ltd.                          9.75          4/15/2014          1,837
       1,500   Helix Energy Solutions Group, Inc.            9.50          1/15/2016          1,560

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USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                                COUPON                            VALUE
       (000)   SECURITY                                       RATE         MATURITY           (000)
 --------------------------------------------------------------------------------------------------
$      1,000   Plains Exploration & Production Co.           7.75%         6/15/2015        $ 1,033
       2,000   Southwestern Energy Co.                       7.63          5/01/2027          2,082
                                                                                       ------------
                                                                                             13,885
                                                                                       ------------
               OIL & GAS REFINING & MARKETING (0.8%)
       2,133   Amerigas Partners, LP                         7.25          5/20/2015          2,165
       2,980   MarkWest Energy Partners LP                   8.50          7/15/2016          3,095
         250   MarkWest Energy Partners LP                   8.75          4/15/2018            260
                                                                                       ------------
                                                                                              5,520
                                                                                       ------------
               OIL & GAS STORAGE & TRANSPORTATION (2.0%)
       4,000   Enterprise Products Operations, LP            8.38          8/01/2066          3,987
         500   Overseas Shipholding Group, Inc.              8.25          3/15/2013            521
       2,000   Sabine Pass LNG, LP                           7.25         11/30/2013          1,860
       3,000   Targa Resources, Inc.                         8.50         11/01/2013          2,887
       2,000   Tennessee Gas Pipeline Co.                    7.00         10/15/2028          1,965
       3,000   TEPPCO Partners, LP                           7.00          6/01/2067          2,554
                                                                                       ------------
                                                                                             13,774
                                                                                       ------------
               Total Energy                                                                  42,069
                                                                                       ------------

               FINANCIALS (11.2%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
       1,000   Nuveen Investments, Inc. (d)                 10.50         11/15/2015            975
                                                                                       ------------
               CONSUMER FINANCE (3.1%)
       2,000   Ford Motor Credit Co. LLC                     7.38          2/01/2011          1,840
       6,000   Ford Motor Credit Co. LLC                     7.16 (a)      4/15/2012          5,932
       2,000   Ford Motor Credit Co. LLC                     7.00         10/01/2013          1,727
       3,000   General Motors Acceptance Corp.               5.63          5/15/2009          2,859
       2,000   General Motors Acceptance Corp.               7.75          1/19/2010          1,865
       2,000   General Motors Acceptance Corp.               6.88          8/28/2012          1,588
       4,000   General Motors Acceptance Corp.               6.75         12/01/2014          3,060
       3,000   SLM Corp.                                     4.50          7/26/2010          2,689
                                                                                       ------------
                                                                                             21,560
                                                                                       ------------
               LIFE & HEALTH INSURANCE (0.8%)
       1,000   Americo Life, Inc. (d)                        7.88          5/01/2013          1,031
       2,000   Great-West Life & Annuity Insurance Co.
                    (d)                                      7.15          5/16/2046          1,825
       1,000   Lincoln National Corp.                        7.00          5/17/2066            923
       2,000   StanCorp Financial Group, Inc.                6.90          5/29/2067          1,674
                                                                                       ------------
                                                                                              5,453
                                                                                       ------------
               MULTI-LINE INSURANCE (1.2%)
       3,780   AFC Capital Trust I                           8.21          2/03/2027          3,122
       1,000   Farmers Exchange Capital (d)                  7.05          7/15/2028            920
       1,700   Farmers Insurance Exchange (d)                8.63          5/01/2024          1,824
       2,000   Oil Casualty Insurance Ltd. (d)               8.00          9/15/2034          1,745
       1,000   Oil Insurance Ltd. (d)                        7.56                  -(g)         876
                                                                                       ------------
                                                                                              8,487
                                                                                       ------------
               MULTI-SECTOR HOLDINGS (1.7%)
       2,000   Leucadia National Corp.                       7.13          3/15/2017          1,920

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USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                                COUPON                            VALUE
       (000)   SECURITY                                       RATE         MATURITY           (000)
 --------------------------------------------------------------------------------------------------
$      9,775   Leucadia National Corp.                       8.65%         1/15/2027        $ 9,934
                                                                                       ------------
                                                                                             11,854
                                                                                       ------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
       2,000   AgFirst Farm Credit Bank                      6.59                  -(g)       1,423
                                                                                       ------------
               PROPERTY & CASUALTY INSURANCE (1.5%)
       2,300   Assured Guaranty U.S. Holdings, Inc.          6.40         12/15/2066          1,643
       2,000   First American Capital Trust I                8.50          4/15/2012          2,219
       1,500   Kingsway America, Inc.                        7.50          2/01/2014          1,360
       2,000   Liberty Mutual Group, Inc. (d)                7.00          3/15/2037          1,847
       2,000   Security Capital Assurance Ltd. *             6.88                  -(g)         100
       2,000   XL Capital Ltd.                               6.50                  -(g)       1,402
       2,000   Zenith National Insurance Capital Trust
                    (d),(i)                                  8.55          8/01/2028          1,900
                                                                                       ------------
                                                                                             10,471
                                                                                       ------------
               REGIONAL BANKS (0.8%)
       3,500   CBG Florida REIT Corp. (d)                    7.11                  -(g)       1,298
       2,000   Huntington Capital III                        6.65          5/15/2037          1,448
       1,500   National City Preferred Capital Trust I      12.00                  -(g)       1,483
       2,000   Webster Capital Trust IV                      7.65          6/15/2037          1,468
                                                                                       ------------
                                                                                              5,697
                                                                                       ------------
               REITS - OFFICE (0.3%)
       2,055   Reckson Operating Partnership,  LP            6.00          3/31/2016          1,761
                                                                                       ------------
               REITS - RETAIL (0.6%)
       2,000   Rouse Co.                                     8.00          4/30/2009          1,978
       2,000   Rouse Co. LP (d)                              6.75          5/01/2013          1,797
                                                                                       ------------
                                                                                              3,775
                                                                                       ------------
               SPECIALIZED FINANCE (0.3%)
       1,000   Financial Security Assurance Holdings
                    Ltd. (d)                                 6.40         12/15/2066            726
       1,000   Petroplus Finance Ltd. (d)                    7.00          5/01/2017            914
                                                                                       ------------
                                                                                              1,640
                                                                                       ------------
               THRIFTS & MORTGAGE FINANCE (0.5%)
       2,000   Washington Mutual Bank                        5.55          6/16/2010          1,886
       2,000   Washington Mutual Preferred Funding Trust
                    IV (d)                                   9.75                  -(g)       1,742
                                                                                       ------------
                                                                                              3,628
                                                                                       ------------
               Total Financials                                                              76,724
                                                                                       ------------

               HEALTH CARE (5.3%)
               ------------------
               HEALTH CARE EQUIPMENT (0.3%)
       2,500   Universal Hospital Services, Inc.             8.76 (a)      6/01/2015          2,300
                                                                                       ------------
               HEALTH CARE FACILITIES (3.2%)
       1,938   Community Health Systems, Inc. (b),(e)        5.34          7/24/2014          1,860
       2,000   Community Health Systems, Inc.                8.88          7/15/2015          2,095
       2,000   HCA, Inc.                                     9.13         11/15/2014          2,130
       2,000   HCA, Inc.                                     9.25         11/15/2016          2,158
       3,000   HealthSouth Corp. (c)                        10.75          6/15/2016          3,244
       2,000   IASIS Healthcare, LLC                         8.75          6/15/2014          2,055

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USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                                COUPON                            VALUE
       (000)   SECURITY                                       RATE         MATURITY           (000)
 --------------------------------------------------------------------------------------------------
$      3,000   Select Medical Corp.                          7.63%         2/01/2015        $ 2,595
         250   Sun Healthcare Group, Inc.                    9.13          4/15/2015            255
       4,000   Tenet Healthcare Corp.                        6.38         12/01/2011          3,770
       2,000   Tenet Healthcare Corp.                        6.50          6/01/2012          1,860
                                                                                       ------------
                                                                                             22,022
                                                                                       ------------
               HEALTH CARE SERVICES (1.3%)
       2,000   Alliance Imaging, Inc.                        7.25         12/15/2012          1,945
       2,250   AMR Holdco, Inc.                             10.00          2/15/2015          2,407
         500   Omnicare, Inc.                                6.88         12/15/2015            458
       2,000   Psychiatric Solutions, Inc.                   7.75          7/15/2015          2,050
       2,000   US Oncology, Inc.                            10.75          8/15/2014          2,030
                                                                                       ------------
                                                                                              8,890
                                                                                       ------------
               HEALTH CARE SUPPLIES (0.1%)
         250   Bausch & Lomb, Inc. (d)                       9.88         11/01/2015            268
                                                                                       ------------
               PHARMACEUTICALS (0.4%)
       2,761   Warner Chilcott Corp.                         8.75          2/01/2015          2,823
                                                                                       ------------
               Total Health Care                                                             36,303
                                                                                       ------------

               INDUSTRIALS (8.4%)
               ------------------
               AEROSPACE & DEFENSE (0.4%)
       3,000   DRS Technologies, Inc.                        6.88         11/01/2013          2,985
                                                                                       ------------
               AIR FREIGHT & LOGISTICS (0.6%)
       5,000   Park Ohio Industries, Inc.                    8.38         11/15/2014          4,337
                                                                                       ------------
               AIRLINES (0.2%)
       2,000   Continental Airlines, Inc.                    8.75         12/01/2011          1,600
                                                                                       ------------
               BUILDING PRODUCTS (0.9%)
       2,000   Building Materials Corp. of America           7.75          8/01/2014          1,490
       2,000   Esco Corp. (d)                                6.68 (a)     12/15/2013          1,800
         250   Esco Corp. (d)                                8.63         12/15/2013            250
       2,500   Nortek, Inc.                                  8.50          9/01/2014          1,847
       1,000   USG Corp.                                     6.30         11/15/2016            830
                                                                                       ------------
                                                                                              6,217
                                                                                       ------------
               COMMERCIAL PRINTING (1.1%)
       5,000   Deluxe Corp.                                  5.00         12/15/2012          4,350
       2,000   Harland Clarke Holdings Corp.                 7.82 (a)      5/15/2015          1,460
       2,000   Harland Clarke Holdings Corp.                 9.50          5/15/2015          1,627
                                                                                       ------------
                                                                                              7,437
                                                                                       ------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
       2,300   Manitowoc Co., Inc.                           7.13         11/01/2013          2,271
       1,000   Terex Corp.                                   7.38          1/15/2014          1,023
                                                                                       ------------
                                                                                              3,294
                                                                                       ------------
               DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (1.7%)
       4,000   ARAMARK Corp. (c)                             8.50          2/01/2015          4,175
       1,000   Geo Group, Inc.                               8.25          7/15/2013          1,038
         600   Mac-Gray Corp.                                7.63          8/15/2015            585
       4,030   Mobile Services Group, Inc.                   9.75          8/01/2014          3,899

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USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                                COUPON                            VALUE
       (000)   SECURITY                                       RATE         MATURITY           (000)
 --------------------------------------------------------------------------------------------------
$      2,000   West Corp.                                    9.50%        10/15/2014        $ 1,922
                                                                                       ------------
                                                                                             11,619
                                                                                       ------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
       1,500   Baldor Electric Co.                           8.63          2/15/2017          1,537
         500   General Cable Corp.                           7.13          4/01/2017            489
         258   UCAR Finance, Inc.                           10.25          2/15/2012            270
                                                                                       ------------
                                                                                              2,296
                                                                                       ------------
               ENVIRONMENTAL & FACILITIES SERVICES (0.6%)
       1,000   Allied Waste North America, Inc.              7.88          4/15/2013          1,044
       1,000   Allied Waste North America, Inc.              7.25          3/15/2015          1,018
       2,000   Allied Waste North America, Inc.              6.88          6/01/2017          2,012
                                                                                       ------------
                                                                                              4,074
                                                                                       ------------
               HIGHWAYS & RAILTRACKS (0.3%)
       2,100   American Railcar Industries, Inc.             7.50          3/01/2014          1,901
                                                                                       ------------
               INDUSTRIAL MACHINERY (0.1%)
         500   Mueller Water Products, Inc.                  7.38          6/01/2017            440
                                                                                       ------------
               TRADING COMPANIES & DISTRIBUTORS (0.7%)
       5,000   United Rentals North America, Inc. (i)        6.50          2/15/2012          4,719
                                                                                       ------------
               TRUCKING (1.0%)
       3,000   Avis Budget Car Rental, LLC                   7.63          5/15/2014          2,745
       2,000   Hertz Corp.                                   8.88          1/01/2014          2,015
       2,000   RSC Equipment Rental Corp.                    9.50         12/01/2014          1,810
                                                                                       ------------
                                                                                              6,570
                                                                                       ------------
               Total Industrials                                                             57,489
                                                                                       ------------

               INFORMATION TECHNOLOGY (2.2%)
               -----------------------------
               DATA PROCESSING & OUTSOURCED SERVICES (2.0%)
       1,000   First Data Corp. (d)                          9.88          9/24/2015            912
       4,000   Iron Mountain, Inc.                           7.75          1/15/2015          4,100
       8,000   SunGard Data Systems, Inc.                   10.25          8/15/2015          8,540
                                                                                       ------------
                                                                                             13,552
                                                                                       ------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.2%)
       1,750   Itron, Inc.                                   7.75          5/15/2012          1,711
                                                                                       ------------
               Total Information Technology                                                  15,263
                                                                                       ------------

               MATERIALS (4.7%)
               ----------------
               COMMODITY CHEMICALS (0.3%)
       2,000   Arco Chemical Co.                             9.80          2/01/2020          1,760
                                                                                       ------------
               CONSTRUCTION MATERIALS (0.1%)
       1,000   Panolam Industries International, Inc.       10.75         10/01/2013            705
                                                                                       ------------
               DIVERSIFIED CHEMICALS (0.6%)
         500   Huntsman International, LLC                   7.88         11/15/2014            532
       3,500   Huntsman International, LLC                   7.38          1/01/2015          3,684
                                                                                       ------------
                                                                                              4,216
                                                                                       ------------

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                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                                COUPON                            VALUE
       (000)   SECURITY                                       RATE         MATURITY           (000)
 --------------------------------------------------------------------------------------------------
               DIVERSIFIED METALS & MINING (0.3%)
$      1,000   Freeport-McMoRan Copper and Gold Inc.         8.25%         4/01/2015        $ 1,089
       1,000   Freeport-McMoRan Copper and Gold Inc.         8.38          4/01/2017          1,107
                                                                                       ------------
                                                                                              2,196
                                                                                       ------------
               METAL & GLASS CONTAINERS (0.8%)
       3,000   Crown Americas, LLC                           7.75         11/15/2015          3,176
       2,000   Graham Packaging Co., LP                      8.50         10/15/2012          1,970
         500   Pliant Corp. (c)                             11.13          9/01/2009            404
                                                                                       ------------
                                                                                              5,550
                                                                                       ------------
               PAPER PACKAGING (1.1%)
         250   Graphic Packaging Corp.                       8.63          2/15/2012            253
       3,000   Graphic Packaging International, Inc.         9.50          8/15/2013          2,993
       5,000   Jefferson Smurfit Corp.                       8.25         10/01/2012          4,562
                                                                                       ------------
                                                                                              7,808
                                                                                       ------------
               PAPER PRODUCTS (0.2%)
         597   Boise Cascade, LLC                            7.13         10/15/2014            536
       1,000   NewPage Corp.                                10.00          5/01/2012          1,071
                                                                                       ------------
                                                                                              1,607
                                                                                       ------------
               SPECIALTY CHEMICALS (0.7%)
       2,000   Momentive Performance Materials, Inc.         9.75         12/01/2014          1,955
       1,000   Nalco Co.                                     8.88         11/15/2013          1,060
       2,000   Rockwood Specialties Group, Inc.              7.50         11/15/2014          1,970
                                                                                       ------------
                                                                                              4,985
                                                                                       ------------
               STEEL (0.6%)
       2,500   AK Steel Holding Corp.                        7.75          6/15/2012          2,550
       1,250   Metals USA, Inc.                             11.13         12/01/2015          1,294
                                                                                       ------------
                                                                                              3,844
                                                                                       ------------
               Total Materials                                                               32,671
                                                                                       ------------

               TELECOMMUNICATION SERVICES (3.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.5%)
       4,000   Citizens Communications Co.                   6.25          1/15/2013          3,810
       2,000   Hawaiian Telcom Communications, Inc.         12.50          5/01/2015            525
       5,000   Qwest Capital Funding, Inc.                   7.25          2/15/2011          4,925
         667   Qwest Communications International, Inc.      6.57 (a)      2/15/2009            665
       5,000   Qwest Communications International, Inc.      7.25          2/15/2011          4,988
       2,000   Windstream Corp.                              8.13          8/01/2013          2,090
                                                                                       ------------
                                                                                             17,003
                                                                                       ------------
               WIRELESS TELECOMMUNICATION SERVICES (0.7%)
       2,000   Alltel Corp.                                  7.00          7/01/2012          1,715
       3,000   Rural Cellular Corp.                          8.25          3/15/2012          3,142
                                                                                       ------------
                                                                                              4,857
                                                                                       ------------
               Total Telecommunication Services                                              21,860
                                                                                       ------------

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                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                                COUPON                            VALUE
       (000)   SECURITY                                       RATE         MATURITY           (000)
 --------------------------------------------------------------------------------------------------
               UTILITIES (4.8%)
               ----------------
               ELECTRIC UTILITIES (2.6%)
$      1,990   Energy Future Holdings Co. (b)                6.60%        10/10/2014        $ 1,911
         990   Energy Future Holdings Co. (b)                8.62         10/10/2014            949
         797   FPL Energy National Wind Portfolio, LLC
                    (d)                                      6.13          3/25/2019            789
         712   FPL Energy Wind Funding, LLC (d)              6.88          6/27/2017            726
       2,000   FPL Group Capital, Inc.                       7.30          9/01/2067          1,943
       4,000   PPL Capital Funding, Inc.                     6.70          3/30/2067          3,414
       2,000   Reliant Energy, Inc.                          7.88          6/15/2017          2,100
         697   Sierra Pacific Resources                      8.63          3/15/2014            733
       5,000   Texas Competitive Electric Holdings Co.,
                    LLC (d)                                 10.25         11/01/2015          5,225
                                                                                       ------------
                                                                                             17,790
                                                                                       ------------
               GAS UTILITIES (0.1%)
         500   Southern Star Central Corp.                   6.75          3/01/2016            484
                                                                                       ------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.4%)
       3,000   AES Corp.                                     7.75          3/01/2014          3,105
       2,000   Dynegy Holdings, Inc.                         8.38          5/01/2016          2,100
       1,500   IPALCO Enterprises, Inc. (d)                  7.25          4/01/2016          1,564
       1,000   NRG Energy, Inc.                              7.38          2/01/2016          1,037
       2,000   NRG Energy, Inc.                              7.38          1/15/2017          2,075
                                                                                       ------------
                                                                                              9,881
                                                                                       ------------
               MULTI-UTILITIES (0.7%)
       4,000   Puget Sound Energy, Inc.                      6.97          6/01/2067          3,625
       1,507   Tenaska Oklahoma, LP (d)                      6.53         12/30/2014          1,579
                                                                                       ------------
                                                                                              5,204
                                                                                       ------------
               Total Utilities                                                               33,359
                                                                                       ------------
               Total Corporate Obligations (cost: $516,901)                                 479,850
                                                                                       ------------

               EURODOLLAR AND YANKEE OBLIGATIONS (13.4%)

               CONSUMER DISCRETIONARY (0.7%)
               -----------------------------
               BROADCASTING & CABLE TV (0.7%)
       2,000   NTL Cable plc                                 8.75          4/15/2014          1,937
       1,500   NTL Cable plc                                 9.75          4/15/2014          2,811
                                                                                       ------------
                                                                                              4,748
                                                                                       ------------
               Total Consumer Discretionary                                                   4,748
                                                                                       ------------

               ENERGY (0.5%)
               -------------
               OIL & GAS DRILLING (0.1%)
         602   Delek & Avner-Yam Tethys Ltd. (d)             5.33          8/01/2013            612
                                                                                       ------------
               OIL & GAS EXPLORATION & PRODUCTION (0.4%)
       3,000   Compton Petroleum Finance Corp.               7.63         12/01/2013          2,978
                                                                                       ------------
               Total Energy                                                                   3,590
                                                                                       ------------

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--------------------------------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                                COUPON                            VALUE
       (000)   SECURITY                                       RATE         MATURITY           (000)
 --------------------------------------------------------------------------------------------------
               FINANCIALS (5.0%)
               -----------------
               DIVERSIFIED BANKS (0.8%)
$      1,415   MUFG Capital Finance 1 Ltd.                   6.35%                 -(g)     $ 1,281
       2,000   Standard Chartered plc (d)                    6.41                  -(g)       1,655
       1,000   Sumitomo Mitsui Financial Group (d)           6.08                  -(g)         896
       2,000   UFJ Finance Aruba AEC                         8.75                  -(g)       2,020
                                                                                       ------------
                                                                                              5,852
                                                                                       ------------
               LIFE & HEALTH INSURANCE (0.5%)
       4,000   AXA S.A. (d)                                  6.46                  -(g)       3,319
                                                                                       ------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.3%)
       2,000   ZFS Finance USA Trust II (d)                  6.45         12/15/2065          1,765
                                                                                       ------------
               PROPERTY & CASUALTY INSURANCE (0.5%)
       1,000   Allied World Assurance Holdings Ltd.          7.50          8/01/2016          1,001
       3,000   Catlin Insurance Co. Ltd. (d)                 7.25                  -(g)       2,506
                                                                                       ------------
                                                                                              3,507
                                                                                       ------------
               REGIONAL BANKS (0.4%)
       2,000   Glitnir Banki hf (d)                          4.75         10/15/2010          1,657
       1,000   Kaupthing Bank hf (d)                         5.75         10/04/2011            835
                                                                                       ------------
                                                                                              2,492
                                                                                       ------------
               REINSURANCE (2.5%)
       4,000   Max USA Holdings Ltd. (d)                     7.20          4/14/2017          4,115
       2,000   Montpelier Re Holdings Ltd.                   6.13          8/15/2013          1,974
       2,000   Platinum Underwriters Finance, Inc.           7.50          6/01/2017          1,969
       9,848   PXRE Capital Trust I                          8.85          2/01/2027          9,442
                                                                                       ------------
                                                                                             17,500
                                                                                       ------------
               Total Financials                                                              34,435
                                                                                       ------------

               INDUSTRIALS (2.4%)
               ------------------
               COMMERCIAL PRINTING (0.3%)
       1,000   Quebecor World Capital Corp. (h) *            4.88         11/15/2008            425
       3,000   Quebecor World Capital Corp. (h) *            6.13         11/15/2013          1,268
                                                                                       ------------
                                                                                              1,693
                                                                                       ------------
               MARINE (0.7%)
       3,550   Navios Maritime Holdings, Inc.                9.50         12/15/2014          3,649
       1,000   Stena AB                                      7.00         12/01/2016            957
                                                                                       ------------
                                                                                              4,606
                                                                                       ------------
               RAILROADS (1.4%)
       8,000   Kansas City Southern de Mexico, S.A. de
                    C.V. (i)                                 9.38          5/01/2012          8,380
       1,500   Kansas City Southern de Mexico, S.A. de
                    C.V. (d)                                 7.38          6/01/2014          1,427
                                                                                       ------------
                                                                                              9,807
                                                                                       ------------
               Total Industrials                                                             16,106
                                                                                       ------------

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                              of INVESTMENTS
                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                                COUPON                            VALUE
       (000)   SECURITY                                       RATE         MATURITY           (000)
 --------------------------------------------------------------------------------------------------
               INFORMATION TECHNOLOGY (0.7%)
               -----------------------------
               ELECTRONIC EQUIPMENT MANUFACTURERS (0.4%)
$      2,250   Sensata Technologies B.V.                     9.00%         5/01/2016        $ 2,951
                                                                                       ------------
               SEMICONDUCTORS (0.3%)
       1,750   New Asat Finance Ltd.                         9.25          2/01/2011          1,096
       1,000   NXP B.V./NXP Funding, LLC                     7.88         10/15/2014            995
                                                                                       ------------
                                                                                              2,091
                                                                                       ------------
               Total Information Technology                                                   5,042
                                                                                       ------------

               MATERIALS (2.3%)
               ----------------
               ALUMINUM (0.1%)
       1,000   Novelis, Inc.                                 7.25          2/15/2015            915
                                                                                       ------------
               DIVERSIFIED CHEMICALS (0.6%)
       5,000   INEOS Group Holdings plc (d)                  8.50          2/15/2016          4,075
                                                                                       ------------
               DIVERSIFIED METALS & MINING (0.1%)
       1,000   Glencore Funding, LLC (d)                     6.00          4/15/2014            956
                                                                                       ------------
               FOREST PRODUCTS (0.3%)
       3,500   Ainsworth Lumber Co. Ltd. (c)                 7.25         10/01/2012          1,978
                                                                                       ------------
               PAPER PACKAGING (0.4%)
       3,000   JSG Funding plc                               7.75          4/01/2015          2,730
                                                                                       ------------
               PAPER PRODUCTS (0.5%)
       3,000   Abitibi-Consolidated Co. of Canada            6.00          6/20/2013          1,245
       2,098   Cascades, Inc.                                7.25          2/15/2013          1,951
                                                                                       ------------
                                                                                              3,196
                                                                                       ------------
               SPECIALTY CHEMICALS (0.3%)
       3,000   Nell AF S.a.r.l. (d)                          8.38          8/15/2015          2,175
                                                                                       ------------
               Total Materials                                                               16,025
                                                                                       ------------

               TELECOMMUNICATION SERVICES (1.8%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (1.8%)
       1,995   Alltel Communications, Inc. (b)               5.47          5/15/2015          1,842
         500   Intelsat Bermuda Ltd. (b)                     5.20          2/01/2014            481
      10,000   Intelsat Bermuda Ltd.                        11.25          6/15/2016         10,200
                                                                                       ------------
               Total Telecommunication Services                                              12,523
                                                                                       ------------
               Total Eurodollar and Yankee Obligations (cost: $101,958)                      92,469
                                                                                       ------------

               ASSET-BACKED SECURITIES (4.8%)

               FINANCIALS (3.2%)
               -----------------
               ASSET-BACKED FINANCING (3.2%)
         420   Airport Airplanes                             3.19 (a)      3/15/2019            378
       2,000   Banc of America Securities Auto Trust         5.51          2/19/2013          1,920

12

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                              of INVESTMENTS
                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                                COUPON                            VALUE
       (000)   SECURITY                                       RATE         MATURITY           (000)
 --------------------------------------------------------------------------------------------------
$      3,000   Bank of America Credit Card Trust             3.01% (a)     6/15/2014        $ 2,367
       3,000   Bank One Issuance Trust                       4.77          2/16/2016          2,378
       5,000   Capital One Auto Finance Trust                2.75 (a)      5/15/2013          4,194
       5,000   CPS Auto Receivables Trust (INS) (n)          6.48          7/15/2013          4,667
       1,175   Credit Acceptance Auto Dealer Loan Trust      6.16          4/15/2013          1,110
       2,064   USXL Funding, LLC (INS)(d)                    5.38          4/15/2014          1,896
       3,040   WFS Financial Owner Trust                     4.76          5/17/2013          2,857
                                                                                       ------------
               Total Financials                                                              21,767
                                                                                       ------------

               INDUSTRIALS (1.6%)
               ------------------
               AIRLINES (1.6%)
       1,342   America West Airlines, Inc.                   6.87          1/02/2017          1,291
         629   America West Airlines, Inc.                   7.12          1/02/2017            588
       2,000   American Airlines, Inc.                       6.82          5/23/2011          1,850
         430   Continental Airlines, Inc.                    8.50          5/01/2011            417
         424   Continental Airlines, Inc.                    7.03          6/15/2011            386
       4,652   United Airlines, Inc. (i)                     8.03          7/01/2011          5,222
       1,620   United Airlines, Inc.                         7.78          1/01/2014          1,612
                                                                                       ------------
               Total Industrials                                                             11,366
                                                                                       ------------
               Total Asset-Backed Securities (cost: $31,962)                                 33,133
                                                                                       ------------

               COMMERCIAL MORTGAGE SECURITIES (1.7%)

               FINANCIALS (1.7%)
               -----------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (1.7%)
       2,000   Banc of America Commercial Mortgage,
                    Inc.                                     4.77          7/10/2043          1,794
       1,953   Banc of America Commercial Mortgage, Inc.
                    (d)                                      5.74 (a)      9/10/2047          1,364
       1,000   Citigroup Commercial Mortgage Trust           5.40          7/15/2044            922
       1,829   GMAC Commercial Mortgage Security, Inc.       4.81          5/10/2043          1,647
       1,000   GS Mortgage Securities Corp. II               4.78          7/10/2039            908
       2,000   J.P. Morgan Chase Commercial Mortgage
                    Securities Corp.                         4.99          9/12/2037          1,814
       1,000   Merrill Lynch Mortgage Trust                  5.24         11/12/2037            923
       2,000   Nationslink Funding Corp. (d)                 6.80 (a)      1/20/2031          2,000
                                                                                       ------------
                                                                                             11,372
                                                                                       ------------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
       3,380   Credit Suisse First Boston Corp.,
                    acquired 6/13/2003; cost $164(j)         1.01          5/17/2040             91
                                                                                       ------------
               Total Financials                                                              11,463
                                                                                       ------------
               Total Commercial Mortgage Securities (cost: $10,720)                          11,463
                                                                                       ------------

               MUNICIPAL BONDS (1.7%)
               CASINOS & GAMING (0.7%)
       4,750   Seneca Nation of Indians Capital
                    Improvements Auth.                       6.75         12/01/2013          4,786
                                                                                       ------------

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--------------------------------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                                COUPON                            VALUE
       (000)   SECURITY                                       RATE         MATURITY           (000)
 --------------------------------------------------------------------------------------------------
$      1,000   South Carolina Jobs-Economic Dev. Auth.
                    (INS)(k)                                 4.99%         8/01/2035        $ 1,000
                                                                                       ------------
               NURSING/CCRC (0.6%)
       4,050   Martin Luther King Foundation, Inc.
                    (INS)(k)                                 8.40         12/01/2028          4,050
                                                                                       ------------
               SPECIAL ASSESSMENT/TAX/FEE (0.3%)
       2,000   Erie County Tobacco Asset Securitization
                    Corp.                                    6.00          6/01/2028          1,756
                                                                                       ------------
               Total Municipal Bonds (cost: $11,734)                                         11,592
                                                                                       ------------

      NUMBER
   OF SHARES
 ----------------------------------------------------------------------------------------------------------


               EQUITY SECURITIES (6.2%)

               COMMON STOCKS (2.2%)

               CONSUMER DISCRETIONARY (0.4%)
               -----------------------------
               AUTO PARTS & EQUIPMENT (0.1%)
      45,817   Federal-Mogul Corp.  *                                                           962
                                                                                       ------------
               BROADCASTING & CABLE TV (0.3%)
      45,000   Charter Communications, Inc. "A"  *                                               48
      50,000   Comcast Corp. "A"                                                              1,028
      30,000   Sinclair Broadcast Group, Inc. "A"                                               264
      20,000   Time Warner Cable, Inc.  *                                                       560
                                                                                       ------------
                                                                                              1,900
                                                                                       ------------
               Total Consumer Discretionary                                                   2,862
                                                                                       ------------

               CONSUMER STAPLES (0.1%)
               -----------------------
               PACKAGED FOODS & MEAT (0.0%)
      20,000   Reddy Ice Holdings, Inc.                                                         265
                                                                                       ------------
               TOBACCO (0.1%)
      15,000   UST, Inc.                                                                        781
                                                                                       ------------
               Total Consumer Staples                                                         1,046
                                                                                       ------------

               ENERGY (0.1%)
               -------------
               OIL & GAS REFINING & MARKETING (0.1%)
      15,000   Valero Energy Corp.                                                              733
                                                                                       ------------

14

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--------------------------------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

                                                                                             MARKET
      NUMBER                                                                                  VALUE
   OF SHARES   SECURITY                                                                       (000)
 --------------------------------------------------------------------------------------------------
               FINANCIALS (0.7%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
      20,000   American Capital Strategies, Ltd.                                       $        635
                                                                                       ------------
               MULTI-LINE INSURANCE (0.1%)
      15,000   American International Group, Inc.                                               693
                                                                                       ------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
      30,000   Bank of America Corp.                                                          1,126
      10,000   Citigroup, Inc.                                                                  253
                                                                                       ------------
                                                                                              1,379
                                                                                       ------------
               REGIONAL BANKS (0.0%)
       5,000   City National Corp.                                                              242
                                                                                       ------------
               REITS - OFFICE (0.1%)
      20,600   Maguire Properties, Inc.                                                         332
                                                                                       ------------
               REITS - SPECIALIZED (0.2%)
      10,000   Entertainment Properties Trust                                                   534
      20,000   Strategic Hotel Capital, Inc.                                                    288
      30,000   Sunstone Hotel Investors, Inc.                                                   560
                                                                                       ------------
                                                                                              1,382
                                                                                       ------------
               Total Financials                                                               4,663
                                                                                       ------------

               HEALTH CARE (0.2%)
               ------------------
               HEALTH CARE FACILITIES (0.1%)
      20,000   Community Health Systems, Inc.  *                                                750
                                                                                       ------------
               PHARMACEUTICALS (0.1%)
      10,000   Merck & Co., Inc.                                                                381
      30,000   Pfizer, Inc.                                                                     603
                                                                                       ------------
                                                                                                984
                                                                                       ------------
               Total Health Care                                                              1,734
                                                                                       ------------

               INDUSTRIALS (0.1%)
               ------------------
               BUILDING PRODUCTS (0.1%)
      20,000   Masco Corp.                                                                      364
                                                                                       ------------

               MATERIALS (0.1%)
               ----------------
               STEEL (0.1%)
      20,000   Worthington Industries, Inc.                                                     360
                                                                                       ------------

               TELECOMMUNICATION SERVICES (0.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
      70,000   Citizens Communications Co.                                                      751
      30,000   Iowa Telecommunication Services, Inc.                                            520

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--------------------------------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

                                                                                             MARKET
      NUMBER                                                                                  VALUE
   OF SHARES   SECURITY                                                                       (000)
 --------------------------------------------------------------------------------------------------
      60,000   Windstream Corp.                                                        $        704
                                                                                       ------------
               Total Telecommunication Services                                               1,975
                                                                                       ------------

               UTILITIES (0.2%)
               ----------------
               ELECTRIC UTILITIES (0.1%)
      10,000   Progress Energy, Inc.                                                            420
                                                                                       ------------
               MULTI-UTILITIES (0.1%)
      30,000   Energy East Corp.                                                                684
                                                                                       ------------
               Total Utilities                                                                1,104
                                                                                       ------------
               Total Common Stocks (cost: $17,737)                                           14,841
                                                                                       ------------

   PRINCIPAL
   AMOUNT
   $(000)/
   SHARES
 --------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (4.0%)

               CONSUMER STAPLES (0.6%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.6%)
      50,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual
               (d)                                                                            4,102
                                                                                       ------------

               FINANCIALS (2.5%)
               -----------------
               LIFE & HEALTH INSURANCE (0.3%)
     120,000   Delphi Financial Group, Inc., 7.38%, Junior Subordinated Notes,
                    perpetual                                                                 2,273
                                                                                       ------------
               PROPERTY & CASUALTY INSURANCE (0.6%)
      20,000   Axis Capital Holdings Ltd., Series B, 7.50%, perpetual                         1,929
      $3,000   White Mountains Re Group, Junior Subordinated Notes, 7.51%,
                    perpetual  (d)                                                            2,262
                                                                                       ------------
                                                                                              4,191
                                                                                       ------------
               REINSURANCE (0.5%)
       3,000   Ram Holdings Ltd., Series A, 7.50%, non-cumulative, perpetual                  1,873
      $2,000   Swiss Re Capital I LP, 6.85%, perpetual  (d)                                   1,818
                                                                                       ------------
                                                                                              3,691
                                                                                       ------------
               REITS - OFFICE (0.2%)
      20,000   Maguire Properties, Inc., Series A, 7.63% cumulative redeemable,
               perpetual                                                                        272
      20,000   Parkway Properties, Inc., Series D, 8.00%, cumulative redeemable,
               perpetual                                                                        504
      20,000   SL Green Realty Corp., Series C, 7.63%, perpetual                                475
                                                                                       ------------
                                                                                              1,251
                                                                                       ------------
               REITS - RETAIL (0.1%)
      20,000   Tanger Factory Outlet Centers, Inc., Class C, 7.50%, perpetual                   484
                                                                                       ------------
               REITS - SPECIALIZED (0.4%)
      70,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                         1,451
      40,000   Strategic Hotels & Resorts, Inc., Series C, 8.25%, cumulative redeemable,
               perpetual                                                                        768

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--------------------------------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                           MARKET
   AMOUNT                                                                              VALUE
   $(000)/                                                                             (000)
   SHARES      SECURITY
 --------------------------------------------------------------------------------------------------
      20,000   Sunstone Hotel Investors, Inc., Series A, 8.00%, perpetual              $        407
                                                                                       ------------
                                                                                              2,626
                                                                                       ------------
               THRIFTS & MORTGAGE FINANCE (0.4%)
      65,000   Countrywide Capital V, 7.00%, cumulative redeemable, perpetual                 1,182
      80,000   IndyMac Bank, F.S.B., 8.50%  (d)                                                 408
      40,000   Sovereign Capital Trust V, 7.75%, Capital Securities, perpetual                  746
                                                                                       ------------
                                                                                              2,336
                                                                                       ------------
               Total Financials                                                              16,852
                                                                                       ------------

               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               WIRELESS TELECOMMUNICATION SERVICES (0.5%)
       2,000   Centaur Funding Corp.  (d)                                                     2,014
      30,000   Crown Castle International Corp., 6.25%, cumulative redeemable,
                    perpetual (l)                                                             1,740
                                                                                       ------------
                                                                                              3,754
                                                                                       ------------
               Total Telecommunication Services                                               3,754
                                                                                       ------------

               U.S. GOVERNMENT (0.4%)
               ----------------------
     120,000   Fannie Mae, 8.25%, perpetual (m)                                               3,011
                                                                                       ------------
               Total Preferred Securities (cost: $33,842)                                    27,719
                                                                                       ------------

      NUMBER
   OF SHARES
 ----------------------------------------------------------------------------------------------------------

               WARRANTS (0.0%)

               CONSUMER DISCRETIONARY (0.0%)
               -----------------------------
               BROADCASTING & CABLE TV (0.0%)
         250   Ono Finance plc , acquired 7/16/2001; cost $0*(d),(j),(n)                         --
                                                                                       ------------

               INFORMATION TECHNOLOGY (0.0%)
               -----------------------------
               SEMICONDUCTORS (0.0%)
           1   New Asat Finance Ltd. , acquired 12/03/2007; cost $0*(d),(j),(n)                   6
                                                                                       ------------
               Total Warrants (cost: $0)                                                          6
                                                                                       ------------
               Total Equity
               Securities
               (cost: $51,579)                                                               42,566
                                                                                       ------------

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--------------------------------------------------------------------------------
                              of INVESTMENTS
                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

   PRINCIPAL                                                                                 MARKET
      AMOUNT                                               COUPON                             VALUE
       (000)   SECURITY                                      RATE          MATURITY           (000)
 --------------------------------------------------------------------------------------------------


               MONEY MARKET INSTRUMENTS (1.6%)

               COMMERCIAL PAPER (1.6%)

               MATERIALS (1.6%)
               ----------------
               PAPER PACKAGING (1.6%)
$     11,332   Sonoco Products Co.,  2.90%, 5/01/2008                                      $ 11,332
                                                                                       ------------

   NUMBER OF
      SHARES
 --------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (0.0%)
      48,458     SSgA Prime Money Market Fund,
                      2.94%(o)                                                                   48
                                                                                       ------------
               Total Money Market
               Instruments
               (cost: $11,380)                                                               11,380
                                                                                       ------------

   PRINCIPAL
      AMOUNT
       (000)
 --------------------------------------------------------------------------------------------------


               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (3.2%)

               COMMERCIAL PAPER (0.7%)

               FINANCIALS (0.7%)
               -----------------
$      5,000   Park Avenue Receivables (d), 2.54% (p),
                    5/01/2008                                                                 5,000
                                                                                       ------------

               REPURCHASE AGREEMENTS (1.0%)
       7,000   Credit Suisse First Boston LLC, 1.98%, acquired on 4/30/2008 and due
                    5/01/2008 at $7,000 (collateralized by $7,195 of Freddie Mac (m),
                    2.03% (p), due 9/10/2008; market value $7,140)                            7,000
                                                                                       ------------

   NUMBER OF
      SHARES
 --------------------------------------------------------------------------------------------------

               MONEY MARKET FUNDS (1.5%)
   1,258,741   AIM Short-Term Investment Co. Liquid
                      Assets Portfolio, 2.82% (o)                                             1,259

18

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                              of INVESTMENTS
                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)


   NUMBER OF                                               COUPON                            MARKET
      SHARES   SECURITY                                      RATE          MATURITY     VALUE (000)
 --------------------------------------------------------------------------------------------------
   9,004,152   Merrill Lynch Premier Institutional
                    Fund, 3.00% (o)                                                  $        9,004
                                                                                       ------------
               Total Money Market Funds                                                      10,263
                                                                                       ------------
               Total Short-term Investments Purchased With Cash Collateral From
               Securities
               Loaned
               (cost: $22,263)                                                               22,263
                                                                                       ------------


               TOTAL INVESTMENTS (COST: $758,497)                                     $     704,716
                                                                                       ============

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USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)


GENERAL NOTES


USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA High-Yield Opportunities Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

3. Investments in open-end investment companies, other than exchange traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Short-term securities with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary

20

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                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities.
Government-sponsored enterprises, such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending (Wachovia), may lend its securities to qualified financial

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--------------------------------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2008, was approximately $21,225,000.

E. As of April 30, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2008, were $8,554,000 and $62,335,000, respectively, resulting in net unrealized depreciation of $53,781,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $687,971,000 at April 30, 2008, and, in total, may not equal 100%. Investments in foreign securities were 14.6% of net assets at April 30, 2008. A category percentage of 0.0% represents less than 0.1% of net assets.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to recessionary default-related prepayments that may have a negative impact on yield.

WARRANTS - entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

22

  N O T E S
--------------------------------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT    Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by ACA Financial Guaranty Corp, Financial Guaranty Insurance Co., or Financial Security Assurance Holdings Ltd.


SPECIFIC NOTES

(a) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2008.
(b) Senior loan - is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2008. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.
(c)     The security or a portion thereof was out on loan as of April 30, 2008.
(d) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(e) At April 30, 2008, the aggregate market value of securities purchased on a delayed-delivery basis was $156,000, which included when-issued securities of $65,000.
(f) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase. (g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Currently the issuer is in default with respect to interest and/or principal payments.

  N O T E S
--------------------------------------------------------------------------------
                              to Portfolio of INVESTMENTS
                              (continued)


USAA HIGH-YIELD OPPORTUNITIES FUND
APRIL 30, 2008 (UNAUDITED)

(i) At April 30, 2008, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(j) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2008, was $97,000, which represented less than 0.1% of the Fund's net assets.
(k) Periodic auction reset bond - interest rate is reset periodically through an auction mechanism. The bond has the option to be sold at face value at each interest-rate reset date to the extent that there are sufficient bids in the auction.
(l) Pay-in-kind (PIK) - security in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The security issued with the interest or dividend payment option usually has the same terms, including maturity date, as the PIK securities.
(m) Securities issued by government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.
(n) Security was fair valued at April 30, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(o) Rate represents the money market fund annualized seven-day yield at April 30, 2008.
(p) Zero-coupon security. Rate represents the effective yield at the date of purchase.
*       Non-income-producing security.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2008

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    06-20-2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06-24-2008
         ------------------------------


By:*     /s/ ROBERT GALINDO, JR.
         ----------------------------------------------------
         Signature and Title:  Robert Galindo, Jr., Treasurer

Date:    06-24-2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.